Fees Summary	Sep. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 43,613,800
Previously Paid Amount	0.00
Total Fee Amount	6,023.07
Total Offset Amount	0.00
Net Fee	6,023.07
Narrative - Max Aggregate Offering Price	$ 43,613,800
Final Prospectus	true